11. Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade receivables	R$ 28	R$ 36
Other assets	154	104
Trade payables	12	40
Other liabilities	362	215
Revenues (expenses)	(243)	(12)	R$ (40)
Casino Group [member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables	13	12
Other assets	12	8
Trade payables		1
Other liabilities	19	13
Revenues (expenses)	(30)	(4)	(39)
Other [member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	1	1
Trade payables
Other liabilities
Revenues (expenses)
Tuya [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	31	26
Trade payables
Other liabilities	1
Revenues (expenses)	24	21
Casino [member] | Controlling Shareholders [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets		5
Trade payables
Other liabilities		24
Revenues (expenses)	(91)	(57)	(64)
Fonciere Euris [member] | Controlling Shareholders [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities		1
Revenues (expenses)	(3)	(1)	(2)
Helicco Participacoes [member] | Controlling Shareholders [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities
Revenues (expenses)		(3)	(7)
Geant International [member] | Controlling Shareholders [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities
Revenues (expenses)		(3)
FIC [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables	15	24
Other assets	31	36
Trade payables	12	39
Other liabilities
Revenues (expenses)	55	83	152
Puntos Colombia [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	37	28
Trade payables
Other liabilities	54	43
Revenues (expenses)	(114)	(13)
Greenyellow [member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities	119	134
Revenues (expenses)	(84)	R$ (35)
Sendas Distribuidora [Member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	42
Trade payables
Other liabilities	169
Revenues (expenses)